FEDERATED WORLD INVESTMENT SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                January 31, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the "Registrant")
            Federated International Capital Appreciation Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            Federated International High Income Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            Federated International Small Company Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            Federated International Value Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            1933 Act File No. 33-52149
            1940 Act File No. 811-7141

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 1, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 35 on January 29, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                 Very truly yours,



                                                 /s/ Todd P. Zerega
                                                 Todd P. Zerega
                                                 Assistant Secretary








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